Outstanding Potentially Dilutive Securities Excluded From Computations of Diluted Net Loss Per Common Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	13,442,311	12,028,667	11,921,359	11,831,210	11,974,326
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	12,329,330	10,657,030	10,657,030	10,657,030	10,657,030
Unvested common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		156,785	139,033	172,402	237,641
Warrants to purchase preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	55,513	38,997	38,997	38,997	38,997
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,057,468	1,175,855	1,086,299	962,781	1,040,658